Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities
Net income (loss) including noncontrolling interest	$ (5,211,994)	$ (1,483,924)	$ (1,459,770)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation and amortization	76,749	86,406	101,929
Bad debt expense		922,817
Amortization of debt issuance cost	1,606,888
Impairment on investments			74,507
Loss on disposal property, plant and equipment	17,799
Write off leasehold improvements			745,073
Changes in assets and liabilities
Increase in accounts receivables		(79,466)	(139,034)
(Increase)/decrease in other receivables and prepayments	720,508	(121,463)	595,234
(Increase)/decrease in related party receivables
Decrease in other current assets
Increase/(decrease) in accounts payables	6,418	58,709	634,212
Increase in taxes payable
(Decrease)/increase in accrued liabilities and other current liabilities	25,189	(198,391)	222,331
Net cash (used in)/provided by operating activities	(2,785,443)	(815,311)	774,482
Disposal/(acquisitions) of investments	937,762	64,139	(4,783,370)
(Purchase)/disposal of equipment and improvements	(238)	7,260	(30,868)
Increase in related party receivables	(58,325)
Decrease in rent and utility deposits			30
Purchase of intangible assets			(464)
Net cash (used in)/provided by investing activities	879,199	71,399	(4,814,672)
Cash flows from financing activities
Capital contribution from owners		19,657
Proceeds from issuance of convertible notes, net	3,095,000
Increase in related party payable		279,031	259,890
Net cash provided by financing activities	3,095,000	298,688	259,890
Net Increase/(decrease) of Cash and Cash Equivalents	1,215,756	(445,224)	(3,780,300)
Effect of foreign currency translation on cash and cash equivalents	(249,144)	422,550	(118,590)
Cash and cash equivalents–beginning of year	15,926	38,600	3,937,490
Cash and cash equivalents–end of year	982,538	15,926	38,600
Supplemental cash flow disclosures
Interest received	16,428	586,650	220,698
Interest paid			133
Income taxes (refund)/paid	(28,750)	(40,751)
NON-CASH FINANCING AND INVESTING ACTIVITIES
Acquisition of fixed assets through capital lease			$ 160,560